PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Schedule of Sensitivity Analysis and Actuarial Assumptions

	At December 31,
	2020			2019
	Rate of increase in salaries	Rate of increase in pensions	Discount rate	Rate of increase in salaries	Rate of increase in pensions	Discount rate
Switzerland	1.50%	—	0.00%	1.50%	—	0.15%
U.S.	—	—	—	—	—	—
Hourly pension	2.20%	—	2.45% - 2.65%	2.20%	—	3.15% - 3.25%
Salaried pension	3.80%	—	2.55%	3.80%	—	3.25%
OPEB (A)	3.80%	—	2.50% - 2.80%	3.80%	—	3.20% - 3.40%
Other benefits	3.80%	—	2.20% - 2.55%	3.80%	—	3.00% - 3.20%
France	1.50% - 3.50%	2.00%	—	1.50% - 3.50%	2.00%	—
Retirements	—	—	0.50%	—	—	0.95%
Other benefits	—	—	0.40%	—	—	0.80%
Germany	2.50%	1.50%	0.55%	2.75%	1.70%	1.00%
(A)The other main financial assumptions used for the OPEB healthcare plans, which are predominantly in the U.S. were:
•Medical trend rate: i) pre-65: 6.25% starting in 2020 decreasing gradually to 4.50% in 2029 and stable onwards and ii) post-65: 6.00% starting in 2020 decreasing gradually to 4.50% in 2029 and stable onwards, and
•Claims costs are based on company experience.

Schedule of Amounts Recognized in the Consolidated Statement of Financial Position

	At December 31,
	2020			2019
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Present value of funded obligation	772	—	772	768	—	768
Fair value of plan assets	(458)	—	(458)	(445)	—	(445)
Deficit of funded plans	314	—	314	323	—	323
Present value of unfunded obligation	134	216	350	127	220	347
Net liability arising from defined benefit obligation	448	216	664	450	220	670

Schedule of Movement in Net Defined Benefit Obligations

	At December 31, 2020
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2020	895	220	1,115	(445)	670
Included in the Consolidated Income Statement
Current service cost	21	7	28	—	28
Interest cost / (income)	13	6	19	(8)	11
Past service cost	—	2	2	—	2
Immediate recognition of gains arising over the year	—	2	2	—	2
Administration expenses	—	—	—	2	2
Included in the Statement of Comprehensive Income / (loss)
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	(28)	(28)
—changes in financial assumptions	51	16	67	—	67
—changes in demographic assumptions	(6)	(4)	(10)	—	(10)
—experience losses	(4)	1	(3)	—	(3)
Effects of changes in foreign exchange rates	(27)	(17)	(44)	20	(24)
Included in the Consolidated Statement of Cash Flows
Benefits paid	(41)	(18)	(59)	34	(25)
Contributions by the Group	—	—	—	(28)	(28)
Contributions by the plan participants	4	1	5	(5)	—
At December 31, 2020	906	216	1,122	(458)	664

	At December 31, 2019
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2019	789	201	990	(380)	610
Included the Consolidated Income Statement
Current service cost	17	7	24	—	24
Interest cost / (income)	18	8	26	(10)	16
Past service cost	(2)	1	(1)	—	(1)
Immediate recognition of gains arising over the year	—	2	2	—	2
Administration expenses	—	—	—	2	2
Included in the Statement of Comprehensive Income / (loss)
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	(54)	(54)
—changes in financial assumptions	101	25	126	—	126
—changes in demographic assumptions	(2)	(2)	(4)	—	(4)
—experience losses	(3)	(6)	(9)	—	(9)
Effects of changes in foreign exchange rates	16	3	19	(11)	8
Included in the Consolidated Statement of Cash Flows
Benefits paid	(43)	(20)	(63)	38	(25)
Contributions by the Group	—	—	—	(25)	(25)
Contributions by the plan participants	4	1	5	(5)	—
At December 31, 2019	895	220	1,115	(445)	670

Schedule of Net Defined Benefit Obligations by Country

	At December 31,
	2020			2019
(in millions of Euros)	Defined benefit obligations	Plan assets	Net defined benefit liability	Defined benefit obligations	Plan assets	Net defined benefit liability
France	168	(5)	163	161	(3)	158
Germany	143	(1)	142	144	(1)	143
Switzerland	310	(223)	87	299	(214)	85
United States	500	(229)	271	510	(227)	283
Other countries	1	—	1	1	—	1
Total	1,122	(458)	664	1,115	(445)	670

Schedule of Plan Asset Categories

	At December 31,
	2020			2019
(in millions of Euros)	Quoted in an active market	Unquoted in an active market	Total	Quoted in an active market	Unquoted in an active market	Total
Cash & cash equivalents	8	—	8	5	—	5
Equities	109	64	173	119	51	170
Bonds	106	103	209	102	105	207
Property	8	46	54	14	37	51
Other	1	13	14	1	11	12
Total fair value of plan assets	232	226	458	241	204	445

Schedule of Benefit Payments Expected to be Paid Either by Pension Funds or Directly to Beneficiaries
Future benefit payments expected to be paid either by pension funds or directly by the Company to beneficiaries are as follows:

(in millions of Euros)	Estimated benefits payments
Year ended December 31,
2021	49
2022	48
2023	49
2024	53
2025	52
2026 to 2030	275

Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Schedule of Sensitivity Analysis and Actuarial Assumptions	At December 31, 2020, impacts of the change on the defined benefit obligation of a 50 basis points increase / decrease in the discount rates are calculated by using a proxy based on the duration of each scheme:

(in millions of Euros)	50 bp increase in discount rates	50 bp decrease in discount rates
France	(11)	11
Germany	(9)	10
Switzerland	(26)	28
United States	(33)	33
Total sensitivity on Defined Benefit Obligations	(79)	82